SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets and Equity investments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Development costs capitalized	$ 0
Bottom of range
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Voting right	20.00%
Top of range
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Voting right	50.00%
Licences/permits
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life	15 years
Right-to-use licenses
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life	15 years
Host community agreements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life	15 years
Trade name/brand
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life	5 years